Related Party Transactions - Narrative Part 3 (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 01, 2017	Dec. 31, 2018	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2009
Related Party Transaction [Line Items]
General and administrative expenses				$ 156,574	$ 187,930	$ 341,498	$ 374,507	$ 732,589	$ 692,881	$ 669,934
Meridian Lease Agreement
Related Party Transaction [Line Items]
Additional term of renewal option		1 year						1 year
Santa Fe Lease Agreement
Related Party Transaction [Line Items]
Additional term of renewal option		1 year						1 year	1 year
EchoStar
Related Party Transaction [Line Items]
General and administrative expenses				$ 3,000	$ 6,000	$ 7,000	$ 11,000	$ 20,000	$ 21,000	$ 29,000
EchoStar | Dish Network | American Fork Occupancy License Agreement
Related Party Transaction [Line Items]
Term of renewal option exercised			5 years
Dish Network | EchoStar | 90 Inverness Lease Agreement
Related Party Transaction [Line Items]
Agreement Renewal Option Term	3 years
Dish Network | EchoStar | Gilbert Lease Agreement
Related Party Transaction [Line Items]
Agreement Renewal Option Term	1 year
Dish Network | EchoStar | American Fork Occupancy License Agreement
Related Party Transaction [Line Items]
Agreement Renewal Option Term			5 years
Dish Network | EchoStar | Professional Services Agreement
Related Party Transaction [Line Items]
Minimum notice period for termination of agreement											60 days
Minimum notice period for termination of a specific service											30 days
Agreement term											1 year